UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07686

Western Asset Emerging Markets Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 72.3%
Argentina - 9.3%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	1,750,000		$1,894,375	(a)
Provincia de Buenos Aires, Senior Bonds	4.000%	5/15/35	638,584		477,341	(b)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,110,000		2,357,925	(a)
Provincia de Cordoba, Senior Notes	7.125%	6/10/21	890,000		918,925	(a)
Republic of Argentina, Senior Bonds	7.000%	4/17/17	7,770,000		7,968,508
Republic of Argentina, Senior Notes	6.875%	4/22/21	1,580,000		1,717,460	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	2,490,000		2,782,575	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	4,584,664		5,283,826
Republic of Argentina, Senior Notes	7.125%	7/6/36	1,510,000		1,606,640	(a)
Republic of Argentina, Senior Notes	7.625%	4/22/46	1,370,000		1,551,525	(a)
Republic of Argentina, Senior Notes, Step Bond	2.500%	12/31/38	11,920,000		8,344,000

Total Argentina					34,903,100

Armenia - 0.4%
Republic of Armenia, Senior Notes	6.000%	9/30/20	1,330,000		1,383,200	(b)

Brazil - 3.1%
Federative Republic of Brazil, Notes	10.000%	1/1/23	13,230,000	BRL	3,763,970
Federative Republic of Brazil, Notes	10.000%	1/1/25	13,500,000	BRL	3,772,400
Federative Republic of Brazil, Senior Bonds	6.000%	4/7/26	1,000,000		1,118,750	(c)
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	2,860,000		2,863,575	(c)

Total Brazil					11,518,695

Cameroon - 0.1%
Republic of Cameroon, Senior Notes	9.500%	11/19/25	400,000		444,032	(a)

Chile - 0.5%
Republic of Chile, Senior Notes	3.875%	8/5/20	1,750,000		1,920,625	(c)

Colombia - 4.1%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,850,000		1,951,750	(c)
Republic of Colombia, Senior Bonds	7.375%	9/18/37	5,781,000		7,788,452	(c)
Republic of Colombia, Senior Bonds	6.125%	1/18/41	760,000		920,550	(c)
Republic of Colombia, Senior Notes	7.375%	3/18/19	4,076,000		4,626,260	(c)

Total Colombia					15,287,012

Costa Rica - 0.7%
Republic of Costa Rica, Notes	7.000%	4/4/44	2,560,000		2,812,800	(a)

Croatia - 0.9%
Republic of Croatia, Senior Notes	6.625%	7/14/20	1,360,000		1,511,661	(a)
Republic of Croatia, Senior Notes	5.500%	4/4/23	1,740,000		1,905,740	(b)

Total Croatia					3,417,401

Dominican Republic - 1.9%
Dominican Republic, Senior Notes	5.500%	1/27/25	3,610,000		3,844,650	(a)
Dominican Republic, Senior Notes	6.875%	1/29/26	670,000		775,525	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	2,170,000		2,473,800	(a)

Total Dominican Republic					7,093,975

Ecuador - 1.9%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	4,180,000		4,284,500	(a)
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	1,470,000		1,510,425	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	1,640,000		1,461,650	(b)

Total Ecuador					7,256,575

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	970,000		$919,754	(a)

El Salvador - 0.8%
Republic of El Salvador, Notes	6.375%	1/18/27	2,810,000		2,880,250	(a)

Gabon - 0.5%
Gabonese Republic, Bonds	6.375%	12/12/24	830,000		774,755	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	980,000		921,200	(a)

Total Gabon					1,695,955

Georgia - 0.2%
Republic of Georgia, Bonds	6.875%	4/12/21	790,000		884,800	(b)

Ghana - 0.9%
Republic of Ghana, Bonds	8.125%	1/18/26	530,000		488,925	(a)
Republic of Ghana, Bonds	10.750%	10/14/30	1,730,000		1,961,102	(a)
Republic of Ghana, Notes	7.875%	8/7/23	850,000		788,282	(b)

Total Ghana					3,238,309

Guatemala - 0.2%
Republic of Guatemala, Senior Notes	4.500%	5/3/26	730,000		772,888	(a)

Honduras - 0.1%
Republic of Honduras, Senior Notes	7.500%	3/15/24	490,000		553,700	(b)

Hungary - 1.3%
Republic of Hungary, Senior Notes	5.750%	11/22/23	4,076,000		4,759,456

Indonesia - 7.9%
Republic of Indonesia, Notes	3.750%	4/25/22	10,040,000		10,608,194	(b)(c)
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	420,000		450,889	(b)
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	44,438,000,000	IDR	3,648,037
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,105,000		1,448,632	(b)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	205,000		226,910	(a)(c)
Republic of Indonesia, Senior Notes	3.375%	4/15/23	1,595,000		1,646,962	(a)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	2,399,000		2,843,038	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	7,140,000		8,236,004	(a)
Republic of Indonesia, Senior Notes	5.250%	1/17/42	600,000		692,101	(b)

Total Indonesia					29,800,767

Israel - 0.6%
Government of Israel, Senior Bonds	2.875%	3/16/26	2,020,000		2,110,106

Ivory Coast - 0.8%
Republic of Cote D’Ivoire, Senior Notes	5.375%	7/23/24	1,960,000		1,965,214	(a)
Republic of Cote D’Ivoire, Senior Notes	6.375%	3/3/28	1,040,000		1,089,400	(a)

Total Ivory Coast					3,054,614

Jamaica - 0.8%
Government of Jamaica, Senior Notes	7.625%	7/9/25	750,000		875,625
Government of Jamaica, Senior Notes	6.750%	4/28/28	1,150,000		1,308,125
Government of Jamaica, Senior Notes	8.000%	3/15/39	600,000		711,000

Total Jamaica					2,894,750

Kazakhstan - 0.9%
Republic of Kazakhstan, Senior Bonds	3.875%	10/14/24	3,320,000		3,444,384	(b)

Kenya - 0.3%
Republic of Kenya, Senior Notes	5.875%	6/24/19	970,000		993,037	(a)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Lithuania - 1.2%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	3,920,000		$4,625,341	(a)(c)

Mexico - 2.7%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	4,000		5,190	(c)
United Mexican States, Senior Bonds	8.000%	6/11/20	50,271,100	MXN	2,901,937	(c)
United Mexican States, Senior Bonds	10.000%	12/5/24	3,130,000	MXN	213,091	(c)
United Mexican States, Senior Notes	5.125%	1/15/20	100,000		111,850	(c)
United Mexican States, Senior Notes	4.000%	10/2/23	5,460,000		5,944,575	(c)
United Mexican States, Senior Notes	4.750%	3/8/44	806,000		889,623	(c)

Total Mexico					10,066,266

Namibia - 0.3%
Republic of Namibia, Senior Notes	5.250%	10/29/25	1,170,000		1,245,488	(a)

Nigeria - 0.2%
Republic of Nigeria, Senior Notes	6.375%	7/12/23	560,000		558,830	(a)
Republic of Nigeria, Senior Notes	6.375%	7/12/23	220,000		219,540	(b)

Total Nigeria					778,370

Oman - 0.3%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	1,210,000		1,255,046	(a)

Pakistan - 0.4%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	640,000		685,453	(a)
Republic of Pakistan, Senior Notes	8.250%	4/15/24	800,000		902,050	(b)

Total Pakistan					1,587,503

Paraguay - 0.3%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	1,190,000		1,303,050	(a)

Peru - 4.9%
Republic of Peru, Senior Bonds	7.350%	7/21/25	4,300,000		5,966,250	(c)
Republic of Peru, Senior Bonds	8.750%	11/21/33	5,705,000		9,284,887	(c)
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,620,000		2,292,300	(c)
Republic of Peru, Senior Bonds	5.625%	11/18/50	757,000		999,240	(c)

Total Peru					18,542,677

Philippines - 1.8%
Republic of Philippines, Senior Bonds	6.375%	10/23/34	1,380,000		2,036,947
Republic of Philippines, Senior Bonds	5.000%	1/13/37	2,340,000		3,073,464
Republic of Philippines, Senior Bonds	3.950%	1/20/40	1,400,000		1,627,101

Total Philippines					6,737,512

Poland - 2.6%
Republic of Poland, Senior Notes	5.125%	4/21/21	3,910,000		4,445,201	(c)
Republic of Poland, Senior Notes	5.000%	3/23/22	4,670,000		5,351,007	(c)

Total Poland					9,796,208

Romania - 0.9%
Republic of Romania, Senior Notes	4.875%	1/22/24	2,490,000		2,848,435	(b)
Republic of Romania, Senior Notes	4.875%	1/22/24	530,000		606,294	(a)

Total Romania					3,454,729

Russia - 5.2%
Russian Federal Bond, Bonds	8.150%	2/3/27	193,620,000	RUB	2,994,658
Russian Foreign Bond - Eurobond, Senior Bonds	11.000%	7/24/18	110,000		128,467	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	617,000		1,114,971	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	9,385,215		11,426,499	(b)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	3,400,000		4,032,825	(a)(c)

Total Russia					19,697,420

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Senegal - 0.2%
Republic of Senegal, Bonds	6.250%	7/30/24	730,000	$748,250	(b)

South Africa - 0.9%
Republic of South Africa, Senior Notes	4.875%	4/14/26	3,290,000	3,438,050

Sri Lanka - 1.5%
Republic of Sri Lanka, Senior Bonds	6.000%	1/14/19	930,000	962,534	(a)
Republic of Sri Lanka, Senior Bonds	5.125%	4/11/19	680,000	690,201	(b)
Republic of Sri Lanka, Senior Bonds	6.825%	7/18/26	720,000	776,588	(a)
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	1,580,000	1,672,854	(b)
Republic of Sri Lanka, Senior Notes	5.875%	7/25/22	1,300,000	1,345,588	(b)

Total Sri Lanka				5,447,765

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	290,000	286,639	(a)

Turkey - 5.9%
Republic of Turkey, Senior Bonds	11.875%	1/15/30	3,348,000	5,687,649	(c)
Republic of Turkey, Senior Notes	6.875%	3/17/36	13,640,000	16,345,631	(c)

Total Turkey				22,033,280

Ukraine - 0.3%
Republic of Ukraine, Senior Notes	7.750%	9/1/20	1,020,000	1,009,927	(a)

Uruguay - 1.0%
Republic of Uruguay, Senior Bonds	5.100%	6/18/50	1,950,000	2,062,125
Republic of Uruguay, Senior Notes	4.375%	10/27/27	1,665,485	1,815,379

Total Uruguay				3,877,504

Venezuela - 1.9%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	6,817,000	3,016,522	(b)(c)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	1,605,000	789,660	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	6,400,000	3,155,200	(b)(c)

Total Venezuela				6,961,382

Vietnam - 1.0%
Republic of Vietnam, Senior Bonds	6.750%	1/29/20	680,000	766,721	(b)
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	2,830,000	3,076,547	(a)

Total Vietnam				3,843,268

Zambia - 0.3%
Republic of Zambia, Senior Notes	8.970%	7/30/27	980,000	967,848	(a)

TOTAL SOVEREIGN BONDS (Cost - $246,725,591)				271,743,708

CORPORATE BONDS & NOTES - 49.5%
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	500,000	616,980	(c)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	930,000	985,800	(a)(c)

TOTAL CONSUMER DISCRETIONARY				1,602,780

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Bonds	4.625%	11/12/23	270,000	301,861	(b)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.8%
ESAL GmbH, Senior Notes	6.250%	2/5/23	900,000	$913,500	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	870,000	900,641	(a)(c)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	1,250,000	1,301,563	(a)

Total Food Products				3,115,704

TOTAL CONSUMER STAPLES				3,417,565

ENERGY - 20.6%
Oil, Gas & Consumable Fuels - 20.6%
CNOOC Curtis Funding No. 1 Pty Ltd., Senior Notes	4.500%	10/3/23	1,000,000	1,116,294	(b)(c)
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	580,880	622,910	(b)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	850,000	973,250	(c)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,040,000	1,132,300
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,430,000	2,286,630	(c)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	632,000	659,841	(a)(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	4/9/21	5,110,000	5,609,758	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,379,000	1,575,039	(b)
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	920,000	1,006,410	(b)(c)
Pacific Exploration and Production Corp., Senior Notes	12.000%	12/22/16	1,050,000	1,065,817
Pacific Exploration and Production Corp., Senior Notes	5.625%	1/19/25	3,185,000	573,300	*(a)(e)
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	4,805,000	4,720,912	(c)
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	5,960,000	5,758,850	(c)
Petrobras Global Finance BV, Senior Notes	8.375%	5/23/21	300,000	323,535
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	610,000	473,512
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	610,000	511,637
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	16,615,000	6,230,625	(b)(c)
Petroleos de Venezuela SA, Senior Notes	9.000%	11/17/21	5,040,000	2,463,300	(b)
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,176,000	4,542,235	(c)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	130,000	147,420	(c)
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	9,100,000	9,830,275	(c)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	866,000	1,008,890	(a)(c)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	235,000	248,654	(c)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	2,750,000	2,667,087	(c)
Petron Corp., Subordinated Bonds	7.500%	8/6/18	1,000,000	1,072,500	(b)(f)(g)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	3,310,000	3,643,552	(a)(c)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	558,000	614,230	(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	2,280,000	2,488,130	(a)
PT Pertamina Persero, Senior Notes	4.875%	5/3/22	830,000	895,069	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	1,100,000	1,149,526	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	840,000	881,866	(a)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,149,000	2,460,605	(b)
Reliance Holdings USA Inc., Senior Notes	4.500%	10/19/20	2,220,000	2,413,213	(a)(c)
Rosneft Finance SA, Senior Notes	6.625%	3/20/17	187,000	191,297	(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	10/17/23	550,000	612,879	(b)(c)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	1,170,000	1,298,981	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,870,000	1,944,800	(a)(c)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	350,000	364,000	(b)(c)
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	1,580,000	1,710,350	(a)

TOTAL ENERGY				77,289,479

FINANCIALS - 6.9%
Banks - 4.5%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	880,000	904,200	(a)(c)
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	380,000	407,504	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	880,000	924,220	(a)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	330,000	358,050	(a)(c)(f)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	950,000	1,023,697	(c)

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
ICICI Bank Ltd., Junior Subordinated Bonds	7.250%	10/31/16	1,120,000	$1,122,790	(b)(c)(f)(g)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	1,880,000	1,884,512	(a)(c)
Russian Agricultural Bank, Notes	8.500%	10/16/23	940,000	1,024,807	(b)
Russian Agricultural Bank, Senior Notes	7.750%	5/29/18	7,030,000	7,565,159	(b)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	420,000	448,155	(a)
TC Ziraat Bankasi AS, Senior Notes	4.750%	4/29/21	1,130,000	1,132,090	(a)(c)

Total Banks				16,795,184

Capital Markets - 1.4%
Magyar Export-Import Bank Zrt., Senior Bonds	4.000%	1/30/20	5,140,000	5,319,900	(a)

Diversified Financial Services - 1.0%
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	2,440,000	2,610,800	(a)(c)
ICBCIL Finance Co., Ltd., Senior Notes	3.200%	11/10/20	1,250,000	1,288,234	(b)(c)

Total Diversified Financial Services				3,899,034

TOTAL FINANCIALS				26,014,118

INDUSTRIALS - 2.5%
Building Products - 0.6%
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	2,190,000	2,220,660	(a)(c)

Construction & Engineering - 0.2%
CRCC Yuxiang Ltd., Senior Notes	3.500%	5/16/23	450,000	468,555	(b)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	959,000	328,458	(a)

Total Construction & Engineering				797,013

Industrial Conglomerates - 0.6%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	300,000	335,250	(a)(c)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	1,765,000	1,915,911	(a)(c)

Total Industrial Conglomerates				2,251,161

Transportation Infrastructure - 1.1%
CRCC Yupeng Ltd., Senior Bonds	3.950%	8/1/19	1,120,000	1,167,039	(b)(c)(f)(g)
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	750,000	789,375	(a)(c)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	2,120,000	2,173,000	(a)

Total Transportation Infrastructure				4,129,414

TOTAL INDUSTRIALS				9,398,248

MATERIALS - 9.2%
Chemicals - 2.7%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	1,990,000	2,126,813	(a)(c)
Grupo Idesa SA de CV, Senior Notes	7.875%	12/18/20	1,360,000	1,414,400	(b)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	930,000	1,021,493	(a)(c)
Mexichem SAB de CV, Senior Notes	5.875%	9/17/44	1,670,000	1,688,370	(a)(c)
OCP SA, Senior Notes	5.625%	4/25/24	1,650,000	1,822,046	(a)
OCP SA, Senior Notes	4.500%	10/22/25	1,870,000	1,916,591	(a)

Total Chemicals				9,989,713

Construction Materials - 1.3%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	720,000	748,080	(a)(c)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	250,000	259,750	(b)(c)
Cemex SAB de CV, Senior Secured Notes	6.500%	12/10/19	890,000	954,525	(a)(c)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	990,000	1,045,143	(a)(c)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	750,000	654,375	(a)
Votorantim Cimentos SA, Senior Notes	7.250%	4/5/41	1,050,000	1,078,875	(b)(c)

Total Construction Materials				4,740,748

Containers & Packaging - 0.7%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	2,240,000	2,296,000	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	480,000	510,600	(b)(c)

Total Containers & Packaging				2,806,600

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 3.4%
Corporacion Nacional del Cobre de Chile, Senior Notes	3.750%	11/4/20	1,190,000	$1,273,895	(a)(c)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.875%	11/3/21	1,970,000	2,089,339	(a)(c)
Evraz Group SA, Notes	9.500%	4/24/18	810,000	878,931	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	1,200,000	1,232,460	(a)
Southern Copper Corp., Senior Notes	7.500%	7/27/35	100,000	118,380	(c)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	2,880,000	3,208,715	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	300,000	287,172	(c)
Vale Overseas Ltd., Senior Notes	5.875%	6/10/21	890,000	924,487
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,476,000	1,440,576	(c)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,349,000	1,345,223	(c)

Total Metals & Mining				12,799,178

Paper & Forest Products - 1.1%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	352,000	402,415	(c)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	625,000	674,698	(c)
Inversiones CMPC SA, Notes	4.375%	5/15/23	690,000	722,693	(a)(c)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	1,020,000	1,053,012	(a)(c)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	790,000	839,049	(a)(c)
Klabin Finance SA, Senior Notes	5.250%	7/16/24	640,000	646,400	(a)

Total Paper & Forest Products				4,338,267

TOTAL MATERIALS				34,674,506

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Trust F/1401, Senior Notes	6.950%	1/30/44	1,240,000	1,356,250	(a)

Real Estate Management & Development - 1.2%
China Overseas Finance Cayman III Ltd., Senior Bonds	5.375%	10/29/23	820,000	948,993	(b)(c)
Country Garden Holdings Co., Ltd., Senior Bonds	7.250%	4/4/21	800,000	851,037	(b)(c)
Country Garden Holdings Co., Ltd., Senior Notes	7.875%	5/27/19	800,000	854,030	(b)(c)
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	900,000	939,278	(b)(c)
Theta Capital Pte Ltd., Senior Notes	6.125%	11/14/20	900,000	924,770	(b)(c)

Total Real Estate Management & Development				4,518,108

TOTAL REAL ESTATE				5,874,358

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.4%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	950,000	1,063,712	(a)(c)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	770,000	814,869	(a)(c)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	950,000	979,858	(a)(c)
GTH Finance BV, Senior Notes	7.250%	4/26/23	1,100,000	1,189,154	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	910,000	238,875	*(a)(c)(e)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	910,000	1,010,027	(a)

Total Diversified Telecommunication Services				5,296,495

Wireless Telecommunication Services - 1.1%
VimpelCom Holdings BV, Senior Notes	5.950%	2/13/23	4,000,000	4,169,880	(b)(c)

TOTAL TELECOMMUNICATION SERVICES				9,466,375

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 4.9%
Electric Utilities - 2.6%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	780,000	$844,350	(a)(c)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	910,000	1,037,400	(a)(c)
Eskom Holdings SOC Ltd., Senior Notes	5.750%	1/26/21	1,090,000	1,073,650	(b)
Lamar Funding Ltd., Senior Bonds	3.958%	5/7/25	1,360,000	1,327,863	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	2,600,000	3,032,250	(b)(c)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	2,090,000	2,342,953	(b)

Total Electric Utilities				9,658,466

Gas Utilities - 0.6%
Empresa de Energia de Bogota SA ESP, Senior Notes	6.125%	11/10/21	860,000	895,475	(a)(c)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	1,270,000	1,334,262	(a)(c)

Total Gas Utilities				2,229,737

Independent Power and Renewable Electricity Producers - 1.4%
AES Gener SA, Notes	5.250%	8/15/21	1,000,000	1,071,861	(a)(c)
Empresa Nacional de Electricidad SA, Senior Notes	4.250%	4/15/24	500,000	535,257	(c)
First Gen Corp., Senior Notes	6.500%	10/9/23	830,000	915,075	(b)
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	1,760,000	1,818,062	(a)
Three Gorges Finance Ltd., Senior Notes	3.700%	6/10/25	980,000	1,054,050	(a)

Total Independent Power and Renewable Electricity Producers				5,394,305

Multi-Utilities - 0.3%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	870,000	996,585	(a)(c)

TOTAL UTILITIES				18,279,093

TOTAL CORPORATE BONDS & NOTES (Cost - $177,349,772)				186,016,522

			SHARES
COMMON STOCKS - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, ADR (Cost - $18,061)			7,458	13,861	*(a)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations		4/15/20	11,500	34,500
Pacific Exploration and Production Corp.		10/24/16	26,250	84,000	*(d)(h)

TOTAL WARRANTS (Cost - $440,500)				118,500

			CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $220,581)		1/17/17	9,966,000	22,025

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $424,754,505)				457,914,616

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 2.6%
Repurchase Agreements - 1.4%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/16; Proceeds at maturity - $5,000,046; (Fully collateralized by U.S. government obligations, 0.125% due 7/15/26; Market value - $5,113,626) (Cost - $5,000,000)	0.330%	9/1/16	5,000,000	5,000,000

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	SHARES	VALUE
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $4,576,360)	0.260%	4,576,360	$4,576,360

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,576,360)			9,576,360

TOTAL INVESTMENTS - 124.4% (Cost - $434,330,865#)			467,490,976
Liabilities in Excess of Other Assets - (24.4)%			(91,575,330)

TOTAL NET ASSETS - 100.0%			$375,915,646

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of August 31, 2016.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund, under normal conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$271,743,708	—	$271,743,708
Corporate Bonds & Notes	—	186,016,522	—	186,016,522
Common Stocks	—	13,861	—	13,861
Warrants	—	34,500	$84,000	118,500
Purchased Options	—	22,025	—	22,025

Total Long-Term Investments	—	$457,830,616	$84,000	$457,914,616

Short-Term Investments†:
Repurchase Agreements	—	$5,000,000	—	$5,000,000
Money Market Funds	$4,576,360	—	—	4,576,360

Total Short-Term Investments	$4,576,360	$5,000,000	—	$9,576,360

Total Investments	$4,576,360	$462,830,616	$84,000	$467,490,976

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$203,339	—	$203,339

Total	$4,576,360	$463,033,955	$84,000	$467,694,315

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$232,235	—	$232,235

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$42,350,596
Gross unrealized depreciation	(9,190,485)

Net unrealized appreciation	$33,160,111

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	230,000,000	USD	3,407,660	JPMorgan Chase & Co.	9/9/16	$22,616
USD	1,652,237	INR	112,269,470	JPMorgan Chase & Co.	9/9/16	(22,178)
IDR	45,000,000,000	USD	3,346,720	Citibank N.A.	9/28/16	32,700
MXN	30,500,000	USD	1,657,474	Bank of America N.A.	11/15/16	(47,010)
USD	3,550,524	EUR	3,182,371	Bank of America N.A.	11/15/16	(10,512)
USD	1,637,584	MXN	30,500,000	Bank of America N.A.	11/15/16	27,121
SGD	4,859,700	USD	3,614,504	Citibank N.A.	11/15/16	(48,262)
USD	3,612,556	SGD	4,859,700	Citibank N.A.	11/15/16	46,314
ARS	24,477,485	USD	1,579,193	JPMorgan Chase & Co.	11/15/16	(9,578)
BRL	12,800,528	USD	3,971,619	JPMorgan Chase & Co.	11/16/16	(94,695)
USD	3,951,512	BRL	12,800,528	JPMorgan Chase & Co.	11/16/16	74,588

Total						$(28,896)

Abbreviations used in this table:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016